ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Paragraphs (Details) - USD ($) $ in Millions	1 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Global economic recovery growth rate				3.40%	6.20%
GDP growth rate in developed countries				2.70%
GDP growth rate in emerging countries				3.90%
Annual inflation rate		50.90%
Annual monetary base increase rate					40.00%
Global inflation accelerate rate					6.40%
Depreciated official exchange rate					20.70%
Exchange rate less than inflation rate					30.20%
Accumulated depreciation percentage				72.40%
Accumulated depreciation below the evolution of inflation percentage				94.80%
Implied agricultural settlements			$ 11,826
Debt term	10 years
LELIQ interest rate				75.00%	38.00%
Minimum interest rate on fixed terms for individuals				75.00%
Minimum interest rate on fixed terms for other sectors				66.50%
Net transfer				$ 620,000